Offerings - Offering: 1	Jan. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit | $ / shares	18.295
Maximum Aggregate Offering Price	$ 914,750,000
Amount of Registration Fee	$ 126,326.98
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), includes an indeterminable number of additional Class A ordinary shares of mF International Limited (the “Registrant”), no par value per share (“ Class A ordinary shares”), that may be issued to prevent dilution from share splits, share dividends or similar transactions that could result in an increase to the number of outstanding Class A ordinary shares.Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form F-3ASR on January 2, 2026 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table attached as Exhibit 107 in accordance with Item 9 of the Registration Statement.Represents 50,000,000 Class A ordinary shares registered for resale by certain Selling Securityholders named in the Registration Statement, consisting of 48,520,000 Class A ordinary shares issued pursuant to that certain securities purchase agreement dated as of November 21, 2025 (the “Purchase Agreement”) by and between the Company and the investors party thereto, and 1,480,000 Class A ordinary shares issuable upon the exercise of pre-funded warrants to purchase Class A ordinary shares issued pursuant to the Purchase Agreement.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant’s Class A ordinary shares reported on the Nasdaq Capital Market on December 29, 2025.Calculated by multiplying the proposed Maximum Aggregate Offering Price of securities to be registered by 0.00013810.